Significant events after the reporting period (Details) - EUR (€) € in Millions	1 Months Ended
	Dec. 31, 2022	Feb. 08, 2023	Jan. 31, 2022	Dec. 31, 2021
PT Coca-Cola Bottling Indonesia
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	29.40%
Consideration paid	€ 282
VAT assessment | VAT assessment
Disclosure of non-adjusting events after reporting period [line items]
Loss Contingency, Damages Sought, Value		€ 250
Multi-currency credit facility
Disclosure of non-adjusting events after reporting period [line items]
Credit facility	€ 1,950			€ 1,950
Multi-currency credit facility | Extended maturity date, revolving credit facility
Disclosure of non-adjusting events after reporting period [line items]
Credit facility			€ 1,950